Short-Term Investment - Schedule of Short-Term Investment (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Short-Term Investments [Abstract]
Cost	¥ 103,690,728
Unrealized gain	396,098
Aggregate fair value	¥ 104,086,826		$ 14,660,323